Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Growth Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Small Growth Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Growth Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, cash flow, sales and dividends. The Index Provider uses a five-year average for sales, cash flow and dividends and the book value for the most recent fiscal year ending book value. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "growth." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

		Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

		The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2013 was 12.86%.
Best Quarter	Worst Quarter
18.01% (4th Quarter 2010)	(23.82)% (4th Quarter 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 16, 2011, the Fund changed its underlying index from Dynamic Small Cap Growth Intellidex℠ Index to the RAFI® Fundamental Small Growth Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	$ 1,106
2006	rr_AnnualReturn2006	5.55%
2007	rr_AnnualReturn2007	(0.96%)
2008	rr_AnnualReturn2008	(38.26%)
2009	rr_AnnualReturn2009	18.16%
2010	rr_AnnualReturn2010	27.13%
2011	rr_AnnualReturn2011	(1.61%)
2012	rr_AnnualReturn2012	14.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
1 Year	rr_AverageAnnualReturnYear01	14.56%
5 Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio | Return After Taxes on Distributions | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio | RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.99%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005	[3]
PowerShares Fundamental Pure Small Growth Portfolio | Blended-RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.99%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005	[4]
PowerShares Fundamental Pure Small Growth Portfolio | S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.56%
5 Years	rr_AverageAnnualReturnYear05	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Growth Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three fiscal years following the fiscal year in which the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.
[3]	Effective June 16, 2011, the Fund changed its underlying index from Dynamic Small Cap Growth Intellidex℠ Index to the RAFI® Fundamental Small Growth Index.
[4]	The data shown as "Blended-RAFI® Fundamental Small Growth Index" is comprised of the performance of the Dynamic Small Cap Growth Intellidex℠ Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Growth Index starting at the conversion date and through December 31, 2012.